Description of the Company and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of the Company and Basis of Presentation
Description of the Company and Basis of Presentation
Description of the Company
Celanese Corporation and its subsidiaries (collectively, the "Company") is a global technology and specialty materials company. The Company’s business involves processing chemical raw materials, such as methanol, carbon monoxide and ethylene, and natural products, including wood pulp, into value-added chemicals, thermoplastic polymers and other chemical-based products.
Definitions
In this Current Report on Form 8-K ("Current Report"), the term "Celanese" refers to Celanese Corporation, a Delaware corporation, and not its subsidiaries. The term "Celanese US" refers to the Company's subsidiary, Celanese US Holdings LLC, a Delaware limited liability company, and not its subsidiaries.
Basis of Presentation
The consolidated financial statements contained in this Current Report were prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for all periods presented. The consolidated financial statements and other financial information included in this Current Report, unless otherwise specified, have been presented to separately show the retroactive effects of discontinued operations.
In the ordinary course of business, the Company enters into contracts and agreements relative to a number of topics, including acquisitions, dispositions, joint ventures, supply agreements, product sales and other arrangements. The Company endeavors to describe those contracts or agreements that are material to its business, results of operations or financial position. The Company may also describe some arrangements that are not material but in which the Company believes investors may have an interest or which may have been included in a Form 8-K filing. Investors should not assume the Company has described all contracts and agreements relative to the Company’s business in this Current Report.
For those consolidated subsidiaries in which the Company's ownership is less than 100%, the outside stockholders' interests are shown as noncontrolling interests.
The Company has reclassified certain prior period amounts to conform to the current period’s presentation.